Operating Leases - Future minimum lease payments due to Company (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 2,581	$ 38,168
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	2,581	35,992
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	0	2,176
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Minimum lease payments receivable	$ 0	$ 0